Earnings (Losses) Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) attributable to Changyou.com Limited	$ (3,381)	$ 268,642	$ 282,400
Numerator for basic earnings (losses) per share	(3,381)	268,642	282,400
Numerator for diluted earnings (losses) per share	$ (3,381)	$ 268,642	$ 282,400
Ordinary shares [Member]
Denominator:
Weighted average number of ordinary shares outstanding-basic	105,722	106,252	105,656
Incremental shares from convertible bond	0	0	0
Incremental shares from treasury share method - restricted share units	0	424	1,136
Weighted average number of ordinary shares outstanding-diluted	105,722	106,676	106,792
Basic net income (loss) per share	$ (0.03)	$ 2.53	$ 2.67
Diluted net income (loss) per share	$ (0.03)	$ 2.52	$ 2.64